Acquisition and Deconsolidations of Subsidiaries (Details) - Schedule of Purchase Price Allocation to Assets Acquired and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities [Abstract]
Cash acquired	$ 28,320
Accounts receivable, net	97,271
Prepayments	10,095
Other receivables, net	1,128,868
Property and equipment, net	4,906
Intangible assets, net	7,796
Accounts payable	(120,591)
Advance from clients	(1,822)
Accrued expenses and other payables	(128,693)
Goodwill	2,973,850
Total consideration	$ 4,000,000